Income Taxes (Details) - Schedule of valuation allowance provision for deferred tax assets - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Schedule of valuation allowance provision for deferred tax assets [Abstract]
Balance as of October 1,	$ 56,156
Current year addition (reduction)	(19)	57,816
Exchange rate effect	2,342	(1,660)
Balance as of September 30,	$ 58,479	$ 56,156